Deferred revenue and other liabilities - Subscript (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Non-current deferred revenue	€ 305	€ 460
Current deferred revenue	155	155
IAS 18 Agreement
Significant accounting policies
Non-current deferred revenue	305	460
Current deferred revenue	€ 155	€ 155